UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON FEBRUARY 13, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 15, 2005.

Report for the Calendar Year or Quarter Ended:     DECEMBER 31, 2003

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Secretary
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  September 9, 2004


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       5

Form 13F Information Table Value Total:       289,928,000



List of Other Included Managers:



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FORM 13F INFORMATION TABLE
Report date: 12/31/03
Reporting Manager: M.H. Davidson & Co., L.L.C.



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------

ADVANCE PCS                    CS               00790K109    41132   781228 SH       SOLE                   781228
CONCORD EFS                    CS               206197105    65453  4410600 SH       SOLE                  4410600
FLEETBOSTON FINANCIAL          CS               339030108   157729  3613500 SH       SOLE                  3613500
JOHN HANCOCK FINANCIAL SERVICE CS               41014S106    24608   656200 SH       SOLE                   656200
MOORE WALLACE INC              CS               615857109     1006    53700 SH       SOLE                    53700
							   289,928

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